PROPERTY AND EQUIPMENT, NET (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Cost	$ 4,266	$ 3,554
Accumulated depreciation	3,387	3,131
Property and equipment, net	879	423
Computers and Peripheral Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	3,022	2,810
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	492	378
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	$ 752	$ 366